UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2002

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
383 Fifth Avenue, 5th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 14, 2002

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $208,328




















































NAME OF ISSUER                  TITLE OF CLASS    CUSIP     VALUE(X1000)  /PRN AMOUNT  SH/PRN PUT/CALL



 MAGNA INTL INC                  SDCV  4.875% 2/1  559222AG9               358         339000        PRN

 MASCO CORP                      NOTE         7/2  574599AW6             14770       35000000        PRN

 MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2             32955       32500000        PRN

 MERRILL LYNCH & CO INC          NOTE         5/2  590188A65             11645       22800000        PRN

 MERRILL LYNCH & CO INC          FRNT         3/1  590188A73              7889        7600000        PRN

 SEPRACOR INC                    SDCV  7.000%12/1  817315AH7              5320        7000000        PRN

 SEPRACOR INC                    NOTE  5.750%11/1  817315AQ7             10162       15000000        PRN

 SPRINT CORP                     EQUITY UNIT       852061605             11160         800000         SH

 SYMANTEC CORP                   NOTE  3.000%11/0  871503AB4             18206       13000000        PRN

 TJX COS INC NEW                 NOTE         2/1  872540AL3             14896       19370000        PRN

 TELEFONOS DE MEXICO S A         DBCV  4.250% 6/1  879403AD5             23857       16830000        PRN

 TERADYNE INC                    SDCV  3.750%10/1  880770AD4             16488        9750000        PRN

 WENDYS FING I                   TECONS SER A      950588202              5900          88540         SH

 MERRILL LYNCH & CO INC          NOTE         5/2  590188A65              3677        7200000        PRN

 MERRILL LYNCH & CO INC          FRNT         3/1  590188A73              2491        2400000        PRN

 TJX COS INC NEW                 NOTE         2/1  872540AL3              4329        5630000        PRN

 TELEFONOS DE MEXICO S A         DBCV  4.250% 6/1  879403AD5              7168        5057000        PRN

 TERADYNE INC                    SDCV  3.750%10/1  880770AD4              4650        2750000        PRN

 WENDYS FING I                   TECONS SER A      950588202              1863          27960         SH

 XL CAP LTD                      NOTE         9/0  98372PAD0              2410        4000000        PRN


 XL CAP LTD                      NOTE         9/0  98372PAD0              8134       13500000        PRN






                                                                        208328


